OTHER EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER EXPENSES
Administrative expenses (Note)	$ 17,850	$ 19,505	$ 23,921
Consulting services expenses	7,134	8,615	7,754
Bank charges	12,505	10,893	8,705
Daily maintenance expenses	7,439	5,756	4,959
Outsourcing service fee	19,507	12,714	5,931
Business development expenses	3,945	2,747	1,501
Storage expenses	2,355	2,452	2,739
Other expenses	$ 70,735	$ 62,682	$ 55,510